Stock Options Outstanding and Exercisable (Details)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options Weighted Average Exercise Price: $1.92	$ 1.92
Outstanding Options Number: $1.92 | shares	444,922
Outstanding Options Weighted Average Exercise Price: $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	11 months 8 days
Exercisable Options Number: $1.92 | shares	444,922
Exercisable Options Weighted Average Exercise Price: $1.92	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	11 months 8 days
[custom:OutstandingOptionsExercisePrice269-0]	$ 2.69
Outstanding Options Number: $2.69 | shares	125,000
Outstanding Options Weighted Average Exercise Price: $2.69	$ 2.69
Outstanding Options Aggregate Intrinsic Value: $2.69 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.69	6 years 9 months 29 days
Exercisable Options Number: $2.69 | shares	125,000
Exercisable Options Weighted Average Exercise Price: $2.69	$ 2.69
Exercisable Options Aggregate Intrinsic Value: $2.69 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.69	6 years 9 months 29 days
[custom:OutstandingOptionsExercisePrice315-0]	$ 3.15
Outstanding Options Number: $3.15 | shares	3,369,643
Outstanding Options Weighted Average Exercise Price: $3.15	$ 3.15
Outstanding Options Aggregate Intrinsic Value: $3.15 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.15	6 years 7 months 17 days
Exercisable Options Number: $3.15 | shares	3,369,643
Exercisable Options Weighted Average Exercise Price: $3.15	$ 3.15
Exercisable Options Aggregate Intrinsic Value: $3.15 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.15	6 years 7 months 17 days
[custom:OutstandingOptionsExercisePrice391-0]	$ 3.91
Outstanding Options Number: $3.91 | shares	180,000
Outstanding Options Weighted Average Exercise Price: $3.91	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	5 years
Exercisable Options Number: $3.91 | shares	180,000
Exercisable Options Weighted Average Exercise Price: $3.91	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	5 years
[custom:OutstandingOptionsExercisePrice402-0]	$ 4.02
Outstanding Options Number: $4.02 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $4.02	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	4 years 25 days
Exercisable Options Number: $4.02 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $4.02	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	4 years 25 days
Outstanding Options Number: $1.92 - $4.02 | shares	4,369,565
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02	$ 3.09
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	5 years 10 months 2 days
Exercisable Options Number: $1.92 - $4.02 | shares	4,369,565
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02	$ 3.09
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	5 years 10 months 2 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
[custom:OutstandingOptionsExercisePriceRange-0]	$ 1.92
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
[custom:OutstandingOptionsExercisePriceRange-0]	$ 4.02